LOANS PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF LOANS PAYABLE

The components of loans payable as of June 30, 2024 and December 31, 2023 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	June 30, 2024	December 31, 2023
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	100,000
February 9, 2023	$10,000	Due on demand	N/A	10,000	10,000
March 1, 2023	$50,000	Due on demand	N/A	50,000	50,000
April 5, 2023	$25,000	August 3, 2023	15%	25,000	25,000
May 19, 2023	$4,000	Due on demand	N/A	4,000	4,000
June 20, 2023	$40,000	September 18, 2023	12%	40,000	40,000
July 12, 2023	$4,150	Due on demand	N/A	4,150	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	50,000
October 6, 2023	$10,000	October 6, 2024	7%	10,000	10,000
December 6, 2023	$1,000	Due on demand	N/A	2,000	1,000
December 26, 2023	$100,000	April 18, 2024	N/A	100,000	100,000
February 9,2024	$1,000	Due on demand	N/A	1,000	-

Total loans payable				$424,150	$422,150
Less: Unamortized debt discount				-	(23,904)
				424,150	398,246
Less: Current portion				424,150	398,246
Long-term portion				$-	$-

The components of loans payable as of December 31,2023 and December 31,2022 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	-
February 9, 2023	$10,000	Due on demand	N/A	10,000	-
March 1, 2023	$50,000	Due on demand	N/A	50,000	-
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	-
May 19, 2023	$4,000	Due on demand	N/A	4,000	-
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	-
July 12, 2023	$4,150	Due on demand	N/A	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	-
October 6, 2023	$10,000	October 6, 2024	7%	10,000	-
December 6, 2023	$1,000	Due on demand	N/A	1,000	-
December 26, 2023	$100,000	April 18, 2024	0%	100,000	-

Total loans payable				$422,150	$28,000
Less: Unamortized debt discount				(23,904)	-
				398,246	28,000
Less: Current portion				398,246	28,000
Long-term portion				$-	$-